COMMITMENTS AND CONTINGENCIES	9 Months Ended	12 Months Ended
	Sep. 30, 2020	Dec. 31, 2019
COMMITMENTS AND CONTINGENCIES
COMMITMENTS AND CONTINGENCIES

7.   COMMITMENTS AND CONTINGENCIES

Casino Reinvestment Development Authority Obligation

Pursuant to the contract with the CRDA, GNAC is required to make quarterly deposits with the CRDA to satisfy their investment obligations. We pay GNAC for our portion of their CRDA obligations.

For the three months and nine months ended September 30, 2020 and 2019, we expensed $0.7 million, $1.9 million, $0.4 million and $1.1 million to gaming taxes respectively, for our portion of the CRDA Payments.

Contractual Obligations

We have entered into a number of agreements for advertising, licensing, market access, technology and other services pursuant to which we are committed to pay $12.5 million, including $5.5 million in 2020, $4.3 million in 2021, and $2.8 million thereafter.

Litigation and Claims

The Company may be party to other ordinary and routine litigation incidental to our business. After consulting legal counsel, we do not believe that the outcome of any such litigation will have a material effect on our financial position, results of operations, or cash flows.

Tax Sharing Agreement

We are included in the consolidated tax return of FEI pursuant to a tax sharing agreement. On July 21, 2020, FEI was informed by the IRS that the years 2017 and 2018 tax returns are under audit. Under the tax sharing agreement, we will be responsible for any audit adjustments arising from the audit that are attributable to our business activities. An opening conference was held of September 22, 2020 where administrative matters were discussed. While we are only in the initial stages, we do not believe that the outcome of any such audit will have a material effect on our financial position, results of operations, or cash flows.

7.   COMMITMENTS AND CONTINGENCIES

Casino Reinvestment Development Authority Obligation

Pursuant to the contract with the CRDA, GNAC is required to make quarterly deposits with the CRDA to satisfy their investment obligations. We pay GNAC for our portion of their CRDA obligations.

For the years ended December 31, 2019 and 2018, we charged $1.5 million and $1.2 million to gaming taxes respectively, for our portion of the CRDA Payments.

Purchase Obligations

As of December 31, 2019, we had purchase obligations to suppliers totaling $0.6 million related to advertising commitments.

Litigation and Claims

The Company may be party to other ordinary and routine litigation incidental to our business. We believe it is remote that the outcome of any such litigation will have a material effect on our financial position, results of operations, or cash flows.